Annual Operating Expenses - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 60%	Nov. 29, 2024
Fidelity Advisor Asset Manager 60% - Class A
Operating Expenses:
Management fee	0.67%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[1]
Total annual operating expenses	0.94%
Fidelity Advisor Asset Manager 60% - Class C
Operating Expenses:
Management fee	0.67%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[1]
Total annual operating expenses	1.69%
Fidelity Advisor Asset Manager 60% - Class M
Operating Expenses:
Management fee	0.67%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%	[1]
Total annual operating expenses	1.19%
Fidelity Advisor Asset Manager 60% - Class I
Operating Expenses:
Management fee	0.67%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Total annual operating expenses	0.69%
Fidelity Advisor Asset Manager 60% - Class Z
Operating Expenses:
Management fee	0.55%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Total annual operating expenses	0.57%

[1]	B Adjusted to reflect current fees .
[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21%, 0.20%, 0.22%, 0.21%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.